UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (29,696)	$ 2,482	$ (24,079)	$ 15,308	$ 9,985	$ 9,508	$ 5,821
Other items of comprehensive (loss) income, foreign currency translation net of tax	(47)	(9)	(2,337)	866	966	(695)	25
Total comprehensive (loss) income	$ (29,743)	$ 2,473	$ (26,416)	$ 16,174	$ 10,951	$ 8,813	$ 5,846